Summary of Significant Accounting Policies (Tables)	6 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Property Plant And Equipment Abstract
Property and equipment, net consisted of the following:

	July 31, 2021	January 31, 2021
Computer equipment	$4,762	$1,642
Less: accumulated depreciation	(668)	(5)

Property and equipment, net	$4,094	$1,637

GOOD WORKS ACQUISITION CORP. [Member]
Schedule of fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$170,032,591	$—	$—	$170,032,591

	$170,032,591	$—	$—	$170,032,591

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Private stock warrant liabilities	$—	$—	$199,402	$199,402

	$—	$—	$199,402	$199,402

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities	$—	$—	$123,070	$123,070

	$—	$—	$123,070	$123,070

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities (Restated)	$—	$—	$123,070	$123,070

	$—	$—	$123,070	$123,070

Schedule of estimated fair value of public warrants was determined by public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs

	As of December 31, 2020	As of June 30 2021
Exercise price	$11.50	$11.50
Stock price	9.95	9.95
Volatility	18.40%	23.8%
Probability of completing a business combination	88.30%	90%
Term	5.42	5.17
Risk-free rate	0.42%	0.90%
Dividend yield	0.00%	0.00%

	At Issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.40	$9.95
Volatility	23.0%	18.4%
Probability of completing a Business Combination	88.3%	88.3%
Term	5.61	5.42
Risk-free rate	0.42%	0.42%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis

Warrant liabilities at January 1, 2021	$123,070
Change in fair value of warrant liabilities	110,872

Warrant liabilities at March 31, 2021	$233,942
Change in fair value of warrant liabilities	(34,540)

Warrant liabilities at June 30, 2021	$199,402

Warrant liabilities at June 24, 2020 (inception)	$—
Issuance of private warrants	142,353
Change in fair value of warrant liabilities	(19,283)

Warrant liabilities at December 31, 2020	$123,070

Schedule of basic and diluted net income per common share

	For the Six Months Ended June 30, 2021	For the Three Months Ended June 30, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$49,769	$12,113
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	$(79,151)	$(39,575)

Net loss attributable to Common stock subject to possible redemption	$(29,382)	$(27,462)

Denominator: Weighted average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	16,818,439	17,000,000

Basic and diluted net loss per share, common stock subject to possible redemption	$(0.00)	$(0.00)

	For the Six Months Ended June 30, 2021	For the Three Months Ended June 30, 2021

Non-Redeemable Common Stock
Numerator: Net loss minus amount allocable to redeemable common stock and change in fair value
Net loss	$(2,058,982)	$(1,043,472)
Less: Net loss allocable to common stock subject to possible redemption	29,382	27,462

Non-redeemable net loss	$(2,029,600)	$(1,016,009)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,659,492	4,478,000

Basic and diluted net loss per share, non-redeemable common stock	$(0.44)	$(0.23)

For the Period from June 24,2020 (Inception) Through December 31,2020
Restated
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(34,679)

Net loss attributable to Common stock subject to possible redemption	$(7,337)

Denominator: Weighted average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	16,723,356

Basic and diluted net loss per share, common stock subject to possible redemption	$(0.00)

Non-Redeemable Common Stock
Numerator: Net loss minus amount allocable to redeemable common stock and change in fair value
Net loss	$(107,031)
Less: Net loss allocable to common stock subject to possible redemption	7,337

Non-redeemable net loss	$(99,694)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,483,216

Basic and diluted net loss per share, non-redeemable common stock	$(0.02)